GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

Note 9 — GOODWILL

	JPY	US$
Balance as of December 31, 2024	27,999,994	178,571
Accumulated impairment loss	-	-
Balance as of December 31, 2025	27,999,994	178,571
Accumulated impairment loss	-	-
Goodwill	27,999,994	178,571

On April 1, 2020, the Company entered into an agreement to acquire all the equity interests of Apicos. The primary asset purchased in the acquisition was the workforce of the acquired business as well as sales growth from future service offerings and new customers. The goodwill is not deductible for tax purposes. The acquisition was accounted for as an acquisition of a business.

The purchase consideration was JPY50,000,000 in cash and was paid on April 1, 2020. Goodwill of JPY27,999,994 ($178,571) represents the excess of the purchase price over the estimated fair value of the net assets Apicos acquired.

The Company tests goodwill for impairment on an annual basis or sooner, if deemed necessary. There was no impairment for the fiscal years ended December 31, 2024 and 2025.